Organization and operations - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 11, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Proceeds from initial public offering, net of underwriting fees, commissions and other issuance costs		$ 0	$ 0	$ 150,936
Convertible Preferred Shares A-1
Class of Stock [Line Items]
Number of shares converted (in shares)	2,500,000
Convertible Preferred Shares A-2
Class of Stock [Line Items]
Number of shares converted (in shares)	5,051,000
Convertible Preferred Shares A-3
Class of Stock [Line Items]
Number of shares converted (in shares)	3,929,000
Convertible Preferred Shares A-4
Class of Stock [Line Items]
Number of shares converted (in shares)	6,599,000
Convertible Preferred Shares A-5
Class of Stock [Line Items]
Number of shares converted (in shares)	1,247,000
Convertible Preferred Shares A-6
Class of Stock [Line Items]
Number of shares converted (in shares)	465,000
Convertible Preferred Shares A-7
Class of Stock [Line Items]
Number of shares converted (in shares)	4,672,000
Convertible Preferred Shares A-8
Class of Stock [Line Items]
Number of shares converted (in shares)	5,267,000
Convertible Preferred Shares A-9
Class of Stock [Line Items]
Number of shares converted (in shares)	4,601,230
Convertible Preferred Shares A-10
Class of Stock [Line Items]
Number of shares converted (in shares)	3,151,596
Convertible Preferred Shares B
Class of Stock [Line Items]
Number of shares converted (in shares)	8,303,888
Convertible Preferred Shares C
Class of Stock [Line Items]
Number of shares converted (in shares)	4,870,328
IPO
Class of Stock [Line Items]
Proceeds from initial public offering, net of underwriting fees, commissions and other issuance costs	$ 150,786
Underwriting fees	11,627
Other share issuance costs	$ 3,698
Ordinary Shares
Class of Stock [Line Items]
Issuance of shares in relation to initial public offering, net of issuance costs (in shares)		293,208	357,508	7,550,531
Ordinary Shares | IPO
Class of Stock [Line Items]
Issuance of shares in relation to initial public offering, net of issuance costs (in shares)	7,500,000
Shares issued, price per share (in dollars per share)	$ 22.00
Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Issuance of shares in relation to initial public offering, net of issuance costs (in shares)	50,531